Management Fees, Selling Commissions, Platform Fees And Profit Share (Tables)	12 Months Ended
Dec. 31, 2019
Management Fees, Selling Commissions, Platform Fees And Profit Share [Abstract]
Schedule of selling commissions and platform fees
	Selling Commissions
	2019	2018

Series A Units	$3,054,665	$2,935,404
Series D Units	29,305	3,859
	$3,083,970	$2,939,263